Notes Payable - Schedule of Notes Payable (Details) - Note Payable [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
The April 2020 PPP Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date	[1]		April 2022
The Second September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date			August 2023
The April 20 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date			June 2026
The April 5, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date			February 2025
The May 3, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date			May 2025
The May 31, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date	[1]		May 2025
The August 20, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date			February 2025
The October 18, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date			April 2026
The December 30, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date			February 2026
The June 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date			December 2026
The July 23, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date			January 2027
The October 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Maturity Date			April 2027
Previously Reported [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		$ 129,294	$ 964,000
Less: Debt Discount		(8,164)	(16,000)
Total Debt		121,130	948,000
Less: Current Debt		(106,819)	(926,414)
Total Long Term Debt		14,311	21,586
Previously Reported [Member] | The April 2020 PPP Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal	[1]		$ 198,577
Interest Rate	[1]		1.00%
Previously Reported [Member] | The Second September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 408,625
Interest Rate
Previously Reported [Member] | The April 20 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		31,213	$ 41,213
Interest Rate
Previously Reported [Member] | The April 5, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 56,250
Interest Rate
Previously Reported [Member] | The May 3, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 48,489
Interest Rate
Previously Reported [Member] | The May 31, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal	[1]	55,000	$ 57,000
Interest Rate	[1]		15.00%
Previously Reported [Member] | The August 20, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 14,645
Interest Rate
Previously Reported [Member] | The October 18, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 21,586
Interest Rate
Previously Reported [Member] | The December 30, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		23,965	$ 117,615
Interest Rate			20.00%
Previously Reported [Member] | The June 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		81
Interest Rate
Previously Reported [Member] | The July 23, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		358
Interest Rate
Previously Reported [Member] | The October 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		$ 18,677
Interest Rate

[1]	In default as of December 31, 2025